UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

	Maturity Date	Yield* (%)	Par value	Value
Commercial Paper 58.6%				$1,275,071,637
(Cost $1,275,071,637)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	10/02/14 to 10/10/14	0.110 to 0.120	125,000,000	124,998,945
BASF SE	10/01/14	0.030	24,000,000	24,000,000
BMW US Capital LLC	10/02/14	0.080	25,000,000	24,999,944
BNP Paribas	10/02/14	0.040	50,000,000	50,000,000
CAFCO LLC	11/13/14 to 02/02/15	0.240 to 0.290	95,000,000	94,943,265
Caisse Centrale Desjardins	10/21/14 to 11/03/14	0.190 to 0.200	108,000,000	107,984,840
Cargill Global Funding PLC	10/01/14	0.050	42,000,000	42,000,000
Chariot Funding LLC	10/06/14 to 04/24/15	0.270 to 0.280	93,600,000	93,551,160
Credit Suisse New York	10/01/14 to 10/31/14	0.150 to 0.330	22,000,000	21,997,500
Deutsche Bank Financial LLC	11/28/14 to 12/16/14	0.380 to 0.390	60,000,000	59,957,989
Electricite de France SA	10/03/14 to 01/06/15	0.180 to 0.450	127,150,000	127,040,470
Eli Lilly & Company	10/07/14	0.040	7,000,000	6,999,953
Essilor International SA	12/15/14	0.300	22,500,000	22,485,938
Govco LLC	10/17/14 to 10/28/14	0.180	93,200,000	93,190,009
IBM Corp.	10/01/14	0.030 to 0.050	41,600,000	41,600,000
Illinois Tool Works, Inc.	10/01/14	0.070	10,000,000	10,000,000
John Deere Canada ULC	10/02/14	0.060	15,000,000	14,999,975
Jupiter Securitization Company LLC	10/09/14 to 12/17/14	0.260 to 0.280	60,000,000	59,983,620
National Rural Utilities Cooperative Finance Corp.	10/22/14	0.090	15,000,000	14,999,213
Reckitt Benckiser Treasury Services PLC	11/24/14 to 04/21/15	0.250 to 0.350	113,000,000	112,858,268
Sumitomo Mitsui Trust Bank, Ltd.	10/31/14	0.160	25,000,000	24,996,667
Swedbank AB	01/27/15	0.245	20,000,000	19,983,939
Unilever Capital Corp.	10/02/14	0.050	41,500,000	41,499,942
Wal-Mart Stores, Inc.	10/01/14	0.040	40,000,000	40,000,000
Corporate Interest-Bearing Obligations 24.0%				$522,237,034
(Cost $522,243,025)
American Honda Finance Corp. (P)	06/04/15	0.233	25,000,000	25,003,100
American Honda Finance Corp. (S)	02/27/15	1.450	3,000,000	3,012,528
Bank of Nova Scotia	01/12/15	1.850	15,405,000	15,473,552
Commonwealth Bank of Australia (S)	10/15/14 to 03/19/15	3.500 to 3.750	16,000,000	16,171,626
Credit Suisse New York	03/23/15	3.500	22,655,000	22,994,213
Credit Suisse USA, Inc.	01/15/15	4.875	39,173,000	39,668,773
National Rural Utilities Cooperative Finance Corp. (P)	05/01/15	0.282	51,000,000	51,002,958
Old Line Funding LLC (P)(S)	01/06/15 to 02/02/15	0.186 to 0.187	59,000,000	59,000,000
PNC Bank NA	01/22/15 to 02/24/15	0.290 to 0.310	63,000,000	63,000,000
Toyota Motor Credit Corp. (P)	11/21/14 to 08/26/15	0.235 to 0.404	111,500,000	111,481,458
Toyota Motor Credit Corp.	11/17/14	1.250	4,441,000	4,446,742
UBS AG	01/15/15	3.875	9,000,000	9,093,933
Wells Fargo & Company (P)	06/26/15	1.155	25,000,000	25,159,550
Wells Fargo & Company	10/01/14 to 04/15/15	1.250 to 3.750	76,345,000	76,728,601
U.S. Government Agency Obligations 9.9%				$215,564,173
(Cost $215,494,219)
Federal Farm Credit Bank (P)	02/19/15 to 04/13/15	0.100 to 0.240	215,500,000	215,564,173
Certificate of Deposit 4.7%				$103,121,760
(Cost $103,121,760)
Credit Suisse New York (P)	01/12/15 to 01/23/15	0.444 to 0.636	30,600,000	30,619,587
JPMorgan Chase & Company	01/07/15	0.380	14,000,000	14,000,000
Rabobank USA Financial Corp. (P)	12/23/14	0.283	22,500,000	22,502,173
Wells Fargo Bank NA (P)	03/06/15	0.233	36,000,000	36,000,000

SEE NOTES TO FINANCIAL STATEMENTS3

	Par value	Value
Repurchase Agreement 0.3%		$6,820,000
(Cost $6,820,000)
Repurchase Agreement with State Street Corp. dated 9-30-14 at 0.000% to be repurchased at $6,820,000 on 10-1-14, collateralized by $6,960,000 Federal Home Loan Mortgage Discount Notes, 0.000% due 2-13-15 (valued at $6,960,000, including interest)	6,820,000	6,820,000
Total investments (Cost $2,122,750,641)† 97.5%		$2,122,814,604
Other assets and liabilities, net 2.5%		$54,084,475
Total net assets 100.0%		$2,176,899,079

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 9-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,122,750,641. Net unrealized appreciation aggregated $63,963 of which $104,701 related to appreciated investment securities and $40,738 related to depreciated investment securities.

4SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Collateral Investment Trust

As of 9-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: November 12, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2014